     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2011

                                                              FILE NO. 333-72042

                                                                       811-10559

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

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POST-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 40                                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 58                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

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                              APPROXIMATE DATE OF
                PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE
            AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

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It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on April 28, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 40 to this Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 39 to April 28, 2011. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 39 to this Registration Statement on Form N-4 as filed on February 9, 2011.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Sadie R. Gordon
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney filed herewith.

David G. Bedard, Chief Financial Officer, Senior
 Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, Chief Executive Officer,
 President, Chairman of the Board, Director*                       *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President,                              Sadie R. Gordon
 Chief Investment Officer, Director*                                      Attorney-in-Fact
                                                                   Date:  April 7, 2011

333-72042

                                 EXHIBIT INDEX

     (99)  Copy of Power of Attorney.